UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

December 31, 2011

Annual

Repor t

Legg Mason

Variable Lifestyle Series

Legg Mason Variable Lifestyle Allocation 85%

Legg Mason Variable Lifestyle Allocation 70%

Legg Mason Variable Lifestyle Allocation 50%

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Series (“Variable Lifestyle Series”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio offers different levels of potential return and involves different levels of risk.

The Portfolios are separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Variable Lifestyle Series for the twelve-month reporting period ended December 31, 2011. Please read on for a detailed look at prevailing economic and market conditions during the Portfolios’ reporting period and to learn how those conditions have affected each Portfolio’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

January 27, 2012

Legg Mason Variable Lifestyle Series	III

Investment commentary

Economic review

Economic growth in the U.S. accelerated over the twelve months ended December 31, 2011. However, the pace of the expansion was less robust than during most other periods exiting a severe recession. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 0.4% and 1.3% in the first and second quarters of 2011, respectively. Third quarter GDP growth then rose to 1.8%. The economy then gathered further momentum late in the year, as the Commerce Department’s initial estimate for fourth quarter GDP growth was 2.8% — the fastest pace since the second quarter of 2010. This was attributed, in part, to higher consumer spending, which rose 2.0% in the fourth quarter, versus 1.7% and 0.7% gains in the third and second quarters, respectively.

Two factors holding back the economy were the weak job market and continued strains in the housing market. While there was some improvement in early 2011 and late in the reporting period, unemployment remained elevated. When 2011 began, unemployment, as reported by the U.S. Department of Labor, was 9.4%. After dipping below 9.0% in March 2011 (to 8.9%), unemployment moved back to 9.0% in April. Unemployment stayed above 9.0% over the next five months before declining to 8.9% in October. Unemployment then fell to 8.6% in November and 8.5% in December, the latter being the lowest rate since February 2009. The housing market showed some encouraging signs, although home prices still appear to be searching for a bottom. Looking back, existing-home sales moved somewhat higher in January 2011, according to the National Association of Realtors (“NAR”). Existing-home sales then fluctuated over the next eight months before rising during each of the last three months of the year. In addition, the year ended with the lowest inventory of unsold homes since April 2006. However, existing-home prices remained weak versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $164,500 in December 2011, down 2.5% from December 2010.

While the manufacturing sector continued to expand, it experienced a soft patch during a portion of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in February 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 61.4 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI then generally moderated over the next several months and was 50.6 in August 2011, its lowest reading in two years. However, the manufacturing sector gained some momentum late in the period and ended December at 53.9, its highest reading in the last six months.

Disappointing economic news was not limited to the U.S. In January 2012 (after the reporting period ended), the International Monetary Fund (“IMF”) lowered its growth projections for the global economy. This was due, in part, to the IMF’s expectation that the Eurozone would experience “a mild recession in 2012 as a result of the rise in sovereign yields, the effects of bank deleveraging on the real economy, and the impact of additional fiscal consolidation.” The IMF now anticipates 2012 growth will be -0.5% in the Eurozone and 1.7% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF reduced its 2012 projection for the former from 6.1% to 5.4%.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In addition, in August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). At its meeting in December, the Fed potentially opened the door to another round of quantitative easing in 2012, saying it is “prepared to employ its tools to promote a stronger economic recovery in a context of price stability.” Finally, in January 2012 (after the reporting period ended), the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.”

Due to mounting economic challenges in the Eurozone, the European Central Bank (“ECB”) shifted its monetary policy during the reporting period. Citing inflationary pressures, the ECB raised interest rates in April 2011 from 1.00% to 1.25%, and then to 1.50% in July. However, with growth moderating and given the ongoing European sovereign debt crisis, the ECB lowered interest rates to 1.25% in November and 1.00% in December, equaling its all-time low. In

IV	Legg Mason Variable Lifestyle Series

Investment commentary (cont’d)

other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, a number of emerging market countries, including China and India, raised interest rates during the reporting period in an effort to ward off inflation.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

January 27, 2012

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Legg Mason Variable Lifestyle Series 2011 Annual Report	1

Portfolios overview

Legg Mason Variable Lifestyle Series (the “Variable Lifestyle Series”) consists of three portfolio investment options (the “Portfolios”), each of which is a “fund of funds” that invests in a combination of equity and fixed-income mutual funds. The Variable Lifestyle Series offers a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Variable Lifestyle Series also offer a mix of bond asset classes such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential.

Q. What were the overall market conditions during the Portfolios’ reporting period?

A. Global equity markets produced mixed results. For the twelve months ending December 31, 2011, the overall domestic stock market, as measured by the S&P 500 Indexi, returned 2.1%. Over the same time frame, the Russell 1000 Indexii of large-cap U.S. stocks produced a total return of 1.5%. Small-cap U.S. stocks, however, produced negative returns. The Russell 2000 Indexiii was down 4.2% over the same period. International stock markets did even worse; for the twelve months ending December 31, 2011, the MSCI EAFE Indexiv produced a total return of -12.1%.

Fixed-income markets generally produced better returns than equity markets, as interest rates fell during the reporting period. (Bond prices rise when interest rates fall.) The ten-year U.S. Treasury bond yield started the period at 3.30%. There was little change in that yield during the first quarter of 2011, but during the spring and summer, doubts began to surface in the markets about the strength of the economic recovery, and yields began to fall. In August, the Standard & Poor’s rating agency downgraded U.S. Treasury debt from AAA to AA+. Somewhat paradoxically, this sent yields sharply lower (and prices sharply higher), as investors were more worried about the impact the downgrade would have on the economy than they were about the actual risk of default. By the end of the reporting period, the yield on the ten-year Treasury stood at just 1.80%, its lowest level in over fifty years. The yield on the two-year Treasury bond fell from 0.61% at the start of the period to 0.25% at the end. Overall, the Barclays Capital U.S. Aggregate Indexv, which measures investment grade bonds (both government and corporate), returned 7.8% for the period.

Q. How did we respond to these changing market conditions?

A. Throughout the reporting period, we maintained a small overweight position in equity funds (relative to the benchmark weights) and an underweight position in fixed-income funds. We believed that stocks were more attractive than bonds on a relative valuation basis, based on their price-to-earnings ratiosvi and their dividend yields. We expected earnings growth to remain positive, and felt that this further supported the case for overweighting equities. We continued to hold that view throughout the period.

2	Legg Mason Variable Lifestyle Series 2011 Annual Report

Portfolios overview (cont’d)

Legg Mason Variable Lifestyle Allocation 85%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation by investing 85% of its assets in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Performance review

For the twelve months ended December 31, 2011, Legg Mason Variable Lifestyle Allocation 85%2 returned -2.31%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Indexvii and the Lifestyle Allocation 85% Composite Benchmarkviii, returned 7.84%, 1.03% and -1.50%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned -1.47% for the same period.

Performance Snapshot as of December 31, 2011 (unaudited)
	6 months	12 months
Variable Lifestyle Allocation 85%[2]	-7.52%	-2.31%
Barclays Capital U.S. Aggregate Index	4.98%	7.84%
Russell 3000 Index	-5.01%	1.03%
Lifestyle Allocation 85% Composite Benchmark	-6.78%	-1.50%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	-6.18%	-1.47%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2011, the gross total annual operating expense ratio for the Portfolio was 0.94%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 85%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 292 funds for the six-month period and among the 265 funds for the twelve-month period in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Variable Lifestyle Series 2011 Annual Report	3

Legg Mason Variable Lifestyle Allocation 70%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital by investing 70% of its assets in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Performance review

For the twelve months ended December 31, 2011, Legg Mason Variable Lifestyle Allocation 70%2 returned -0.58%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 3000 Index and the Lifestyle Allocation 70% Composite Benchmarkix, returned 7.84%, 1.03% and 0.54%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average3 returned -1.47% for the same period.

Performance Snapshot as of December 31, 2011 (unaudited)
	6 months	12 months
Variable Lifestyle Allocation 70%[2]	-5.34%	-0.58%
Barclays Capital U.S. Aggregate Index	4.98%	7.84%
Russell 3000 Index	-5.01%	1.03%
Lifestyle Allocation 70% Composite Benchmark	-4.43%	0.54%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[3]	-6.18%	-1.47%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2011, the gross total annual operating expense ratio for the Portfolio was 0.95%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation in effect at the time the fees were earned or the expenses incurred.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 70%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 292 funds for the six-month period and among the 265 funds for the twelve-month period in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

4	Legg Mason Variable Lifestyle Series 2011 Annual Report

Portfolios overview (cont’d)

Legg Mason Variable Lifestyle Allocation 50%

Target Asset Allocation1

Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income by investing 50% of its assets in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed-income securities.

Performance review

For the twelve months ended December 31, 2011, Legg Mason Variable Lifestyle Allocation 50%2 returned 1.17%. The Portfolio’s unmanaged benchmarks, the Barclays Capital U.S. Aggregate Index, the Russell 1000 Index and the Lifestyle Allocation 50% Composite Benchmarkx, returned 7.84%, 1.50% and 2.69%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average3 returned 0.21% for the same period.

Performance Snapshot as of December 31, 2011 (unaudited)
	6 months	12 months
Variable Lifestyle Allocation 50%[2]	-3.36%	1.17%
Barclays Capital U.S. Aggregate Index	4.98%	7.84%
Russell 1000 Index	-4.58%	1.50%
Lifestyle Allocation 50% Composite Benchmark	-1.82%	2.69%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average[3]	-3.80%	0.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and fixed-income markets in general, particular sectors of such markets and the performance outlook for the underlying funds. The Portfolio is not expected to be invested in all of the underlying funds at any time. The Portfolio may change its allocations among the underlying funds and may vary the allocation between equity and fixed-income funds within the Target Range4 without prior notice to shareholders.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2011, the gross total annual operating expense ratio for the Portfolio was 0.82%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Target Asset Allocation set forth above represents an approximate mix of investments for Legg Mason Variable Lifestyle Allocation 50%. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment range of the Portfolio may be changed, from time to time, without prior notice to shareholders.

[2]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[3]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 238 funds for the six-month period and among the 219 funds for the twelve-month period in the Portfolio’s Lipper category.

[4]	The Target Range is the percentage range, as stated by the prospectus, within which the Portfolio may make tactical changes to its equity funds/fixed-income funds allocation.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Legg Mason Variable Lifestyle Series 2011 Annual Report	5

Q. What were the leading contributors to performance?

A. Taking into account both the underlying fund returns and their weightings within the portfolios, the leading contributors to absolute performance were Western Asset Core Plus Bond Portfolio, Legg Mason ClearBridge Appreciation Fund, Western Asset Total Return Unconstrained Portfolio, and Legg Mason Batterymarch U.S. Large Cap Equity Fund.

In relative terms (i.e., relative to the Portfolios’ blended benchmarks), the leading contributors to performance were Legg Mason ClearBridge Small Cap Growth Fund, Legg Mason BW Diversified Large Cap Value Fund, and Legg Mason ClearBridge Appreciation Fund.

Q. What were the leading detractors from performance?

A. Taking into account both the underlying fund returns and their weightings within the portfolios, the leading detractors from performance were Legg Mason Batterymarch International Equity Trust, Legg Mason Global Currents International All Cap Opportunity Fund, and The Royce Value Fund.

In relative terms (i.e., relative to the Portfolios’ blended benchmarks), the leading detractors from performance were Western Asset Total Return Unconstrained Portfolio, Legg Mason Capital Management Value Trust, Inc., and Western Asset Core Plus Bond Portfolio.

Q. Were there any significant changes to the Portfolios during the reporting period?

A. In June, we completely removed two underlying funds (Legg Mason Capital Management Value Trust, Inc. and Legg Mason ClearBridge Fundamental All Cap Value Fund) from the large-cap U.S. equity allocation and added one (Legg Mason BW Diversified Large Cap Value Fund). We also changed the weightings in the three other remaining large-cap U.S. equity funds, but the total allocation to large-cap U.S. equity funds was unchanged. In November, we added Legg Mason Strategic Real Return Fund to the lineup of underlying funds. We added this fund to give the Portfolios some protection against a rise in inflation. It invests in assets that should do well in a rising inflation environment, including U.S. Treasury Inflation-Protected Securities

(“TIPS”)xi, commodities, real estate investment trusts (“REITs”)xii, and global equities. We reduced our allocations to some of the existing equity and fixed-income funds to fund this position.

Thank you for your investment in the Variable Lifestyle Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

Andrew D. Purdy

Portfolio Manager

Legg Mason Global Asset Allocation, LLC

January 17, 2012

RISKS: Equity securities are subject to price fluctuation. Fixed-income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectuses for a more complete discussion of these and other risks, and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

6	Legg Mason Variable Lifestyle Series 2011 Annual Report

Portfolios overview (cont’d)

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

ii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

iii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

iv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

[v]

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The price-to-earnings ratio is a stock’s price divided by its earnings per share.

vii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield – 2% Issuer Cap Index. The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix

The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

[x]

The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays Capital U.S. Aggregate Index and 7% Barclays Capital U.S. High Yield – 2% Issuer Cap Index.

xi

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

xii	Real estate investment trusts (“REITs”) invest in real estate or loans secured by real estate and issue shares in such investments, which can be illiquid.

Legg Mason Variable Lifestyle Series 2011 Annual Report	7

Portfolios at a glance (unaudited)

Legg Mason Variable Lifestyle Allocation 85% Breakdown† as of — December 31, 2011

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.3 Legg Mason Global Asset Management Trust —Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Energy Information Technology Industrials
11.2 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
11.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Stalpes Consumer Discretionary Energy
11.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
9.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Health Care Consumer Staples Materials
9.8 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Industrials Health Care Information Technology
7.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.4 The Royce Fund — Royce Value Fund, Institutional Class Shares	Financials Materials Consumer Discretionary Information Technology Energy
6.9 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
2.9 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Telecommunications Financials
2.9 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Portfolio, Class IS Shares	U.S. Government & Agency Obligations Financials Consumer Discretionary Collateralized Mortgage Obligations Mortgage-Backed Securities
2.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities

8	Legg Mason Variable Lifestyle Series 2011 Annual Report

Portfolios at a glance (unaudited) (cont’d)

Legg Mason Variable Lifestyle Allocation 70% Breakdown† as of — December 31, 2011

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
10.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Energy Information Technology Industrials
10.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Stalpes Consumer Discretionary Energy
10.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
10.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary
9.7 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Portfolio, Class IS Shares	U.S. Government & Agency Obligations Financials Consumer Discretionary Collateralized Mortgage Obligations Mortgage-Backed Securities
9.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
7.0 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Health Care Consumer Staples Materials
7.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Industrials Health Care Information Technology
6.8 Legg Mason Global Asset Management Trust — Legg Mason Strategic Real Return Fund, Class I Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
5.0 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
5.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Financials Materials Consumer Discretionary Information Technology Energy
4.0 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Telecommunications Financials

Legg Mason Variable Lifestyle Series 2011 Annual Report	9

Legg Mason Variable Lifestyle Allocation 50% Breakdown† as of — December 31, 2011

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
24.4 Western Asset Funds, Inc. — Western Asset Core Plus Bond Portfolio, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities
12.7 Western Asset Funds, Inc. — Western Asset Total Return Unconstrained Portfolio, Class IS Shares	U.S. Government & Agency Obligations Financials Consumer Discretionary Collateralized Mortgage Obligations Mortgage-Backed Securities
7.2 Legg Mason Global Asset Management Trust —Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Energy Information Technology Industrials
7.2 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Consumer Stalpes Consumer Discretionary Energy
7.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
7.1 Legg Mason Partners Equity Trust — Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Energy Financials Consumer Discretionary

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.8 Legg Mason Global Asset Management Trust —Legg Mason Strategic Real Return Fund, Class I Shares	U.S. Treasury Inflation Protected Securities Exchange-Traded Funds Financials Health Care Consumer Staples
5.9 Western Asset Funds, Inc. — Western Asset High Yield Portfolio, Class IS Shares	Consumer Discretionary Energy Industrials Telecommunications Financials
4.9 Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Industrials Health Care Consumer Staples Materials
4.6 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Health Care Industrials
4.1 Legg Mason Partners Equity Trust — Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
4.0 Legg Mason Partners Equity Trust — Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	Consumer Discretionary Financials Industrials Health Care Information Technology
4.0 The Royce Fund — Royce Value Fund, Institutional Class Shares	Financials Materials Consumer Discretionary Information Technology Energy

10	Legg Mason Variable Lifestyle Series 2011 Annual Report

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2011 and held for the six months ended December 31, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolios with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Legg Mason Variable Lifestyle Allocation 85%	-7.52%	$1,000.00	$924.80	0.09%	$0.44	Legg Mason Variable Lifestyle Allocation 85%	5.00%	$1,000.00	$1,024.75	0.09%	$0.46
Legg Mason Variable Lifestyle Allocation 70%	-5.34	1,000.00	946.60	0.11	0.54	Legg Mason Variable Lifestyle Allocation 70%	5.00	1,000.00	1,024.65	0.11	0.56
Legg Mason Variable Lifestyle Allocation 50%	-3.36	1,000.00	966.40	0.07	0.35	Legg Mason Variable Lifestyle Allocation 50%	5.00	1,000.00	1,024.85	0.07	0.36

[1]	For the six months ended December 31, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the Underlying Funds in which each Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each Portfolio’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Variable Lifestyle Series 2011 Annual Report	11

Portfolio performance (unaudited)

Legg Mason Variable Lifestyle Allocation 85%

Average annual total returns[1]

Twelve Months Ended 12/31/11	-2.31%
Five Years Ended 12/31/11	-0.64
Ten Years Ended 12/31/11	2.64

Cumulative total return[1]
12/31/01 through 12/31/11	29.81%

Legg Mason Variable Lifestyle Allocation 70%

Average annual total returns[1]

Twelve Months Ended 12/31/11	-0.58%
Five Years Ended 12/31/11	1.19
Ten Years Ended 12/31/11	3.41

Cumulative total return[1]
12/31/01 through 12/31/11	39.87%

Legg Mason Variable Lifestyle Allocation 50%

Average annual total returns[1]

Twelve Months Ended 12/31/11	1.17%
Five Years Ended 12/31/11	2.80
Ten Years Ended 12/31/11	4.42

Cumulative total return[1]
12/31/01 through 12/31/11	54.17%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

12	Legg Mason Variable Lifestyle Series 2011 Annual Report

Portfolios performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Legg Mason Variable Lifestyle Allocation 85% vs. Benchmark Indices† — December 2001 - December 2011

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Legg Mason Variable Lifestyle Allocation 85% on December 31, 2001, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2011. The hypothetical illustration also assumes a $10,000 investment in the Barclays Capital U.S. Aggregate Index, Russell 3000 Index and Lifestyle Allocation 85% Composite Benchmark. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Lifestyle Allocation 85% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield-2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. High Yield-2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Variable Lifestyle Series 2011 Annual Report	13

Historical performance

Value of $10,000 invested in

Legg Mason Variable Lifestyle Allocation 70% vs. Benchmark Indices† — December 2001 - December 2011

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Legg Mason Variable Lifestyle Allocation 70% on December 31, 2001, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2011. The hypothetical illustration also assumes a $10,000 investment in the Barclays Capital U.S. Aggregate Index, Russell 3000 Index and Lifestyle Allocation 70% Composite Benchmark. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Lifestyle Allocation 70% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays Capital U.S. Aggregate Index and 5% Barclays Capital U.S. High Yield-2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. High Yield-2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

14	Legg Mason Variable Lifestyle Series 2011 Annual Report

Portfolios performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Legg Mason Variable Lifestyle Allocation 50% vs. Benchmark Indices† — December 2001 - December 2011

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Legg Mason Variable Lifestyle Allocation 50% on December 31, 2001, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2011. The hypothetical illustration also assumes a $10,000 investment in the Barclays Capital U.S. Aggregate Index, Russell 1000 Index and Lifestyle Allocation 50% Composite Benchmark. The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Lifestyle Allocation 50% Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays Capital U.S. Aggregate Index and 7% Barclays Capital U.S. High Yield-2% Issuer Cap Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays Capital U.S. High Yield-2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Legg Mason Variable Lifestyle Series 2011 Annual Report	15

Schedules of investments

December 31, 2011

Legg Mason Variable Lifestyle Allocation 85%

Description			Shares	Value
Investments in Underlying Funds — 100.1%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			810,578	$11,348,088
Legg Mason Strategic Real Return Fund, Class IS Shares			521,980	6,874,472
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			878,649	9,884,796
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			1,075,607	11,218,583
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			93,625	11,029,956	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			812,494	11,179,922
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			229,225	5,022,322	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			426,818	7,631,504	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,295,602	9,859,532
The Royce Fund — Royce Value Fund, Institutional Class Shares			671,152	7,369,252
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Portfolio, Class IS Shares			257,736	2,860,871
Western Asset High Yield Portfolio, Class IS Shares			357,888	2,945,415
Western Asset Total Return Unconstrained Portfolio, Class IS Shares			286,413	2,901,368
Total Investments in Underlying Funds before Short-Term Investments (Cost — $94,659,089)				100,126,081

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.1%
Repurchase Agreements — 0.1%
Interest in $137,141,000 joint tri-party repurchase agreement dated 12/30/11 with Deutsche Bank Securities Inc.; Proceeds at maturity — $80,000; (Fully collateralized by various U.S. government agency obligations, 0.875% to 2.100% due 2/17/15 to 9/16/21; Market value — $81,600) (Cost — $80,000)	0.050%	1/3/12	$80,000	80,000
Total Investments — 100.2% (Cost — $94,739,089#)				100,206,081
Liabilities in Excess of Other Assets — (0.2)%				(169,476)
Total Net Assets — 100.0%				$100,036,605

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $101,658,091.

See Notes to Financial Statements.

16	Legg Mason Variable Lifestyle Series 2011 Annual Report

Schedules of investments (cont’d)

December 31, 2011

Legg Mason Variable Lifestyle Allocation 70%

Description			Shares	Value
Investments in Underlying Funds — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			413,422	$5,787,905
Legg Mason Strategic Real Return Fund, Class IS Shares			292,159	3,847,735
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			351,565	3,955,110
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			544,303	5,677,079
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			48,239	5,682,995	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			416,319	5,728,546
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			128,524	2,815,968	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			163,560	2,924,448	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			515,654	3,924,128
The Royce Fund — Royce Value Fund, Institutional Class Shares			256,080	2,811,760
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Portfolio, Class IS Shares			485,632	5,390,520
Western Asset High Yield Portfolio, Class IS Shares			270,105	2,222,961
Western Asset Total Return Unconstrained Portfolio, Class IS Shares			540,269	5,472,926
Total Investments in Underlying Funds before Short-Term Investments (Cost — $51,769,704)				56,242,081

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.1%
Repurchase Agreements — 0.1%
Interest in $137,141,000 joint tri-party repurchase agreement dated 12/30/11 with Deutsche Bank Securities Inc.; Proceeds at maturity — $58,000; (Fully collateralized by various U.S. government agency obligations, 0.875% to 2.100% due 2/17/15 to 9/16/21; Market value — $59,160) (Cost — $58,000)	0.050%	1/3/12	$58,000	58,000
Total Investments — 100.0% (Cost — $51,827,704#)				56,300,081
Other Assets in Excess of Liabilities — 0.0%				428
Total Net Assets — 100.0%				$56,300,509

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $56,049,909.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2011 Annual Report	17

Legg Mason Variable Lifestyle Allocation 50%

Description			Shares	Value
Investments in Underlying Funds — 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			590,244	$8,263,413
Legg Mason Strategic Real Return Fund, Class IS Shares			594,607	7,830,973
Legg Mason Global Trust, Inc. — Legg Mason Batterymarch International Equity Trust, Class IS Shares			501,059	5,636,908
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			776,806	8,102,091
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			69,285	8,162,489	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			596,698	8,210,560
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			240,627	5,272,129	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			260,204	4,652,452	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			604,416	4,599,606
The Royce Fund — Royce Value Fund, Institutional Class Shares			413,786	4,543,367
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Portfolio, Class IS Shares			2,517,777	27,947,321
Western Asset High Yield Portfolio, Class IS Shares			829,353	6,825,574
Western Asset Total Return Unconstrained Portfolio, Class IS Shares			1,439,318	14,580,294
Total Investments in Underlying Funds before Short-Term Investments (Cost — $105,112,271)				114,627,177

Security	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.1%
Repurchase Agreements — 0.1%
Interest in $137,141,000 joint tri-party repurchase agreement dated 12/30/11 with Deutsche Bank Securities Inc.; Proceeds at maturity $118,001 (Fully collateralized by various U.S. government agency obligations, 0.875% to 2.100% due 2/17/15 to 9/16/21; Market value $120,361. (Cost — $118,000)	0.050%	1/3/12	$118,000	118,000
Total Investments — 99.8% (Cost — $105,230,271#)				114,745,177
Other Assets in Excess of Liabilities — 0.2%				229,771
Total Net Assets — 100.0%				$114,974,948

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $114,632,559.

See Notes to Financial Statements.

18	Legg Mason Variable Lifestyle Series 2011 Annual Report

Statements of assets and liabilities

December 31, 2011

	Legg Mason Variable Lifestyle Allocation 85%	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 50%

Assets:
Investments, at cost	$94,739,089	$51,827,704	$105,230,271
Investments, at value	100,206,081	56,300,081	114,745,177
Cash	—	—	146,251
Receivable for Underlying Funds sold	38,103	46,857	60,885
Receivable for Portfolio shares sold	—	—	71,415
Prepaid expenses	2,316	1,563	2,519
Total Assets	100,246,500	56,348,501	115,026,247

Liabilities:
Payable for Portfolio shares repurchased	160,535	2,372	447
Due to custodian	143	1,716	—
Trustees’ fees payable	—	5	29
Accrued expenses	49,217	43,899	50,823
Total Liabilities	209,895	47,992	51,299
Total Net Assets	$100,036,605	$56,300,509	$114,974,948

Net Assets:
Par value (Note 5)	$86	$54	$101
Paid-in capital in excess of par value	108,343,190	79,862,491	135,290,337
Undistributed net investment income	426,225	326,459	375,642
Accumulated net realized loss on sales of Investments and Underlying Funds, capital gain distributions from Underlying Funds and foreign currency transactions	(14,199,888)	(28,360,872)	(30,206,038)
Net unrealized appreciation on investments	5,466,992	4,472,377	9,514,906
Total Net Assets	$100,036,605	$56,300,509	$114,974,948

Shares Outstanding	8,588,569	5,376,526	10,056,116

Net Asset Value	$11.65	$10.47	$11.43

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2011 Annual Report	19

Statements of operations

For the Year Ended December 31, 2011

	Legg Mason Variable Lifestyle Allocation 85%	Legg Mason Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 50%

Investment Income:
Income distributions from Underlying Funds	$1,674,593	$1,178,736	$2,972,531
Short-term capital gains distributions from Underlying Funds	137,151	70,329	99,660
Interest	189	113	264
Total Investment Income	1,811,933	1,249,178	3,072,455

Expenses:
Shareholder reports	30,401	16,068	26,430
Audit and tax	27,300	27,900	27,900
Legal fees	23,987	25,330	22,828
Fund accounting fees	10,329	6,425	12,677
Trustees’ fees	8,176	4,854	9,501
Transfer agent fees	6,206	6,188	6,277
Insurance	2,935	2,240	4,813
Custody fees	344	277	369
Miscellaneous expenses	176	60	252
Total Expenses	109,854	89,342	111,047
Net Investment Income	1,702,079	1,159,836	2,961,408

Realized and Unrealized Gain (Loss) on Sales of Investments and Underlying Funds, Capital Gain Distributions from Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment Transactions (Note 6)	45,998	27,524	44,519
Sale of Underlying Funds	(1,945,006)	(1,671,179)	1,861,517
Capital gain distributions from Underlying Funds	725,538	310,211	475,420
Foreign currency transactions (Note 6)	(155)	(92)	22
Net Realized Gain (Loss)	(1,173,625)	(1,333,536)	2,381,478
Change in Net Unrealized Appreciation (Depreciation) on Underlying Funds	(2,627,779)	101,469	(3,759,572)
Net Loss on Sales of Investments and Underlying Funds, Capital Gain Distribtions from Underlying Funds and Foreign Currency Transactions	(3,801,404)	(1,232,067)	(1,378,094)
Increase (Decrease) in Net Assets from Operations	$(2,099,325)	$(72,231)	$1,583,314

See Notes to Financial Statements.

20	Legg Mason Variable Lifestyle Series 2011 Annual Report

Statements of changes in net assets

Legg Mason Variable Lifestyle Allocation 85%

For the Years Ended December 31,	2011	2010

Operations:
Net investment income	$1,702,079	$1,536,708
Net realized loss	(1,173,625)	(2,695,407)
Change in net unrealized appreciation (depreciation)	(2,627,779)	15,232,803
Proceeds from settlement of a regulatory matter	—	8,502
Increase (Decrease) in Net Assets From Operations	(2,099,325)	14,082,606

Distributions to Shareholders From (Note 1):
Net investment income	(1,550,012)	(1,550,010)
Decrease in Net Assets From Distributions to Shareholders	(1,550,012)	(1,550,010)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	12,351,791	9,353,247
Reinvestment of distributions	1,550,012	1,550,010
Cost of shares repurchased	(14,053,403)	(9,061,714)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(151,600)	1,841,543
Increase (Decrease) in Net Assets	(3,800,937)	14,374,139

Net Assets:
Beginning of year	103,837,542	89,463,403
End of year*	$100,036,605	$103,837,542
* Includes undistributed net investment income of:	$426,225	$274,313

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2011 Annual Report	21

Statements of changes in net assets

Legg Mason Variable Lifestyle Allocation 70%

For the Years Ended December 31,	2011	2010

Operations:
Net investment income	$1,159,836	$1,392,506
Net realized loss	(1,333,536)	(3,225,503)
Change in net unrealized appreciation (depreciation)	101,469	11,380,327
Proceeds from settlement of a regulatory matter	—	8,502
Increase (Decrease) in Net Assets From Operations	(72,231)	9,555,832

Distributions to Shareholders From (Note 1):
Net investment income	(1,150,006)	(1,400,011)
Decrease in Net Assets From Distributions to Shareholders	(1,150,006)	(1,400,011)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	657,951	436,460
Reinvestment of distributions	1,150,006	1,400,011
Cost of shares repurchased	(14,231,224)	(12,028,438)
Decrease in Net Assets From Portfolio Share Transactions	(12,423,267)	(10,191,967)
Decrease in Net Assets	(13,645,504)	(2,036,146)

Net Assets:
Beginning of year	69,946,013	71,982,159
End of year*	$56,300,509	$69,946,013
* Includes undistributed net investment income of:	$326,459	$316,721

See Notes to Financial Statements.

22	Legg Mason Variable Lifestyle Series 2011 Annual Report

Statements of changes in net assets

Legg Mason Variable Lifestyle Allocation 50%

For the Years Ended December 31,	2011	2010

Operations:
Net investment income	$2,961,408	$3,531,734
Net realized gain (loss)	2,381,478	(4,100,988)
Change in net unrealized appreciation (depreciation)	(3,759,572)	16,930,369
Proceeds from settlement of a regulatory matter	—	13,301
Increase in Net Assets From Operations	1,583,314	16,374,416

Distributions to Shareholders From (Note 1):
Net investment income	(3,050,003)	(3,650,011)
Decrease in Net Assets From Distributions to Shareholders	(3,050,003)	(3,650,011)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	14,543,632	6,637,283
Reinvestment of distributions	3,050,003	3,650,011
Cost of shares repurchased	(26,466,498)	(23,990,913)
Decrease in Net Assets From Portfolio Share Transactions	(8,872,863)	(13,703,619)
Decrease in Net Assets	(10,339,552)	(979,214)

Net Assets:
Beginning of year	125,314,500	126,293,714
End of year*	$114,974,948	$125,314,500
* Includes undistributed net investment income of:	$375,642	$464,215

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2011 Annual Report	23

Financial highlights

Legg Mason Variable Lifestyle Allocation 85%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2011	2010	2009[1]		2009[2]	2008[2]	2007[2,3]

Net asset value, beginning of year	$12.11	$10.63	$7.73		$12.75	$14.39	$13.46

Income (loss) from operations:
Net investment income	0.20 [4]	0.18	0.20	[4]	0.23 [4]	0.24 [4]	0.14	[4]
Net realized and unrealized gain (loss)	(0.48)	1.48	2.92		(4.97)	(0.71)	0.94
Total income (loss) from operations	(0.28)	1.66	3.12		(4.74)	(0.47)	1.08

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.22)		(0.20)	(0.22)	(0.15)
Net realized gains	—	—	—		(0.08)	(0.95)	–
Total distributions	(0.18)	(0.18)	(0.22)		(0.28)	(1.17)	(0.15)

Net asset value, end of year	$11.65	$12.11	$10.63		$7.73	$12.75	$14.39
Total return[5]	(2.31)%	15.70%[6]	40.53%[6]		(37.53)%	(3.87)%	8.02%

Net assets, end of year (000s)	$100,037	$103,838	$89,463		$59,371	$83,678	$81,954

Ratios to average net assets:
Gross expenses[7]	0.11%	0.15%	0.21%[8]		0.15%	0.32%[9]	0.38%[10]
Net expenses[7,11]	0.11 [12]	0.15 [12]	0.19	[8,12,13]	0.12 [12,13]	0.32 [9,12]	0.37	[10],[13]
Net investment income	1.64	1.65	2.52	[8]	2.30	1.87	0.97

Portfolio turnover rate	40%	17%	10%		34%	19%	108%

[1]	For the period February 1, 2009 through December 31, 2009.

[2]	For the year ended January 31

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 15.60% and 39.87% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would have been the same.

[10]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have both been 0.35%.

[11]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[12]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[13]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Legg Mason Variable Lifestyle Series 2011 Annual Report

Financial highlights (cont’d)

Legg Mason Variable Lifestyle Allocation 70%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2011	2010	2009[1]		2009[2]	2008[2]	2007[2,3]

Net asset value, beginning of year	$10.74	$9.53	$7.09		$10.94	$11.62	$10.96

Income (loss) from operations:
Net investment income	0.22 [4]	0.22	0.27	[4]	0.30 [4]	0.33 [4]	0.22 [4]
Net realized and unrealized gain (loss)	(0.28)	1.20	2.47		(3.89)	(0.50)	0.66
Total income (loss) from operations	(0.06)	1.42	2.74		(3.59)	(0.17)	0.88

Less distributions from:
Net investment income	(0.21)	(0.21)	(0.30)		(0.25)	(0.32)	(0.22)
Net realized gains	—	—	—		(0.01)	(0.19)	—
Total distributions	(0.21)	(0.21)	(0.30)		(0.26)	(0.51)	(0.22)

Net asset value, end of year	$10.47	$10.74	$9.53		$7.09	$10.94	$11.62
Total return[5]	(0.58)%	15.01%[6]	38.90%[6]		(33.03)%	(1.64)%	8.06%

Net assets, end of year (000s)	$56,301	$69,946	$71,982		$59,526	$108,500	$129,695

Ratios to average net assets:
Gross expenses[7]	0.14%	0.20%	0.23%[8]		0.14%	0.32%	0.38%[9]
Net expenses[7,10]	0.14 [11]	0.18 [11,12]	0.20	[8,11,12]	0.10 [11,12]	0.32 [11]	0.37 [9,12]
Net investment income	1.83	2.02	3.32	[8]	2.89	2.67	1.82

Portfolio turnover rate	30%	14%	11%		26%	15%	123%

[1]	For the period February 1, 2009 through December 31, 2009.

[2]	For the year ended January 31.

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.79% and 37.59% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have both been 0.35%.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Variable Lifestyle Series 2011 Annual Report	25

Legg Mason Variable Lifestyle Allocation 50%

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2011	2010	2009[1]		2009[2]	2008[2]	2007[2,3]

Net asset value, beginning of year	$11.60	$10.45	$8.06		$12.04	$12.61	$12.00

Income (loss) from operations:
Net investment income	0.30 [4]	0.34	0.43	[4]	0.46 [4]	0.47 [4]	0.35 [4]
Net realized and unrealized gain (loss)	(0.16)	1.15	2.44		(3.65)	(0.45)	0.62
Total income (loss) from operations	0.14	1.49	2.87		(3.19)	0.02	0.97

Less distributions from:
Net investment income	(0.31)	(0.34)	(0.48)		(0.40)	(0.47)	(0.36)
Net realized gains	—	—	—		(0.39)	(0.12)	—
Total distributions	(0.31)	(0.34)	(0.48)		(0.79)	(0.59)	(0.36)

Net asset value, end of year	$11.43	$11.60	$10.45		$8.06	$12.04	$12.61
Total return[5]	1.17%	14.35%[6]	35.93%[6]		(27.51)%	(0.01)%	8.09%

Net assets, end of year (000s)	$114,975	$125,315	$126,294		$112,415	$198,862	$224,930

Ratios to average net assets:
Gross expenses[7]	0.09%	0.13%	0.14%[8]		0.09%	0.31%	0.37%[9]
Net expenses[7,10]	0.09 [11]	0.13 [11]	0.14	[8,11]	0.07 [11,12]	0.31 [11]	0.37 [9,12]
Net investment income	2.44	2.89	4.66	[8]	3.96	3.53	2.69

Portfolio turnover rate	37%	20%	11%		24%	15%	96%

[1]	For the period February 1, 2009 through December 31, 2009.

[2]	For the year ended January 31.

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[6]

The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 14.25% and 35.54% for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have both been 0.35%.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]

As a result of an expense limitation arrangement, effective December 1, 2007, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Legg Mason Variable Lifestyle Series 2011 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Variable Lifestyle Allocation 85% (“Lifestyle Allocation 85%”), Legg Mason Variable Lifestyle Allocation 70% (“Lifestyle Allocation 70%”) and Legg Mason Variable Lifestyle Allocation 50% (“Lifestyle Allocation 50%”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Legg Mason Variable Lifestyle Series 2011 Annual Report	27

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Lifestyle Allocation 85%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$100,126,081	—	—	$100,126,081
Short-term investments†	—	$80,000	—	80,000
Total investments	$100,126,081	$80,000	—	$100,206,081

†	See Schedule of Investments for additional detailed categorizations.

Lifestyle Allocation 70%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$56,242,081	—	—	$56,242,081
Short-term investments†	—	$58,000	—	58,000
Total investments	$56,242,081	$58,000	—	$56,300,081

†	See Schedule of Investments for additional detailed categorizations.

Lifestyle Allocation 50%

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$114,627,177	—	—	$114,627,177
Short-term investments†	—	$118,000	—	118,000
Total investments	$114,627,177	$118,000	—	$114,745,177

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolios may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolios acquire a debt security subject to an obligation of the seller to repurchase, and of the Portfolios to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolios’ holding period. When entering into repurchase agreements, it is the Portfolios’ policy that their custodian or a third party custodian, acting on the Portfolios’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolios generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolios seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

28	Legg Mason Variable Lifestyle Series 2011 Annual Report

Notes to financial statements (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Fund of funds risk. Your cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investment from such underlying fund at a time that is unfavorable to the Portfolios. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2011, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Legg Mason Variable Lifestyle Series 2011 Annual Report	29

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Portfolios had the following reclassifications.

Fund		Undistributed Net Investment Income	Accumulated Net Realized (Loss)	Paid-in Capital
Lifestyle Allocation 85%	(a)	—	$12,312,804	$(12,312,804)
	(b)	$(155)	155	—
Lifestyle Allocation 70%	(a)	—	12,404,012	(12,404,012)
	(b)	(92)	92	—
Lifestyle Allocation 50%	(b)	22	(22)	—

(a)	Reclassifications are primarily due to the expiration of a capital loss carryforward.
(b)	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LLMGAA”) is each Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages each Portfolio’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. The Portfolios do not pay a management or subadviser fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except, in certain cases, for the management of cash and short-term instruments, which is provided by Western Asset.

The Portfolios bear all expenses incurred in their operations, subject to LMPFA’s agreement to waive fees and/or reimburse expenses incurred directly by the Portfolios, such that each Funds’ total annual operating expenses (other than brokerage, interest, taxes, extraordinary expenses and Underlying Funds’ fees and expenses), are not expected to exceed 0.20% of each Portfolios’ average daily net assets. The manager is also permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding this limit or any other lower limit then in effect. These expense limitation agreements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and administration fees ranged from 0.20% to 1.00% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Lifestyle Allocation 85%	$41,469,670	$46,685,004
Lifestyle Allocation 70%	19,290,107	35,059,410
Lifestyle Allocation 50%	45,373,060	59,934,940

30	Legg Mason Variable Lifestyle Series 2011 Annual Report

Notes to financial statements (cont’d)

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Lifestyle Allocation 85%	$2,501,223	$(3,953,233)	$(1,452,010)
Lifestyle Allocation 70%	1,193,888	(943,716)	250,172
Lifestyle Allocation 50%	677,750	(565,132)	112,618

4. Derivative Instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended December 31, 2011, the Portfolios did not invest in any derivative instruments.

5. Shares of beneficial interest

At December 31, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolios were as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

Lifestyle Allocation 85%
Shares sold	1,034,345	852,068
Shares issued on reinvestment	131,143	131,956
Shares repurchased	(1,149,483)	(826,168)
Net increase	16,005	157,856

Lifestyle Allocation 70%
Shares sold	60,420	45,561
Shares issued on reinvestment	108,028	134,735
Shares repurchased	(1,306,424)	(1,221,922)
Net decrease	(1,137,976)	(1,041,626)

Lifestyle Allocation 50%
Shares sold	1,234,583	598,092
Shares issued on reinvestment	264,712	319,816
Shares repurchased	(2,250,685)	(2,195,384)
Net decrease	(751,390)	(1,277,476)

6. Paid-in-kind redemptions

During the year ended December 31, 2011, the Portfolios received securities in lieu of cash proceeds from one of their Underlying Funds, the Legg Mason ClearBridge Fundamental All Cap Value Fund, to satisfy redemptions. Subsequently, the securities were sold. The realized gains and losses and currency gains and losses from these securities sold are noted in the statements of operations.

7. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

	Lifestyle Allocation 85%	Lifestyle Allocation 70%	Lifestyle Allocation 50%

Distributions Paid From:
Ordinary income	$1,550,012	$1,150,006	$3,050,003

Legg Mason Variable Lifestyle Series 2011 Annual Report	31

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

	Lifestyle Allocation 85%	Lifestyle Allocation 70%	Lifestyle Allocation 50%

Distributions Paid From:
Ordinary income	$1,550,010	$1,400,011	$3,650,011

As of December 31, 2011, the components of accumulated earnings on a tax basis were as follows:

	Lifestyle Allocation 85%		Lifestyle Allocation 70%		Lifestyle Allocation 50%
Undistributed ordinary income — net	$468,114		$363,624		$418,393
Capital loss carryforward*	(7,280,886)		(24,138,667)		(20,604,700)
Other book/tax temporary differences	(41,889)	(a)	(37,165)	(a)	(241,801)	(b)
Unrealized appreciation (depreciation)	(1,452,010)	(c)	250,172	(c)	112,618	(c)
Total accumulated earnings (losses) — net	$(8,306,671)		$(23,562,036)		$(20,315,490)

*	As of December 31, 2011, the Portfolios had the following net capital loss carryforwards remaining:

Year of Expiration	Lifestyle Allocation 85%		Lifestyle Allocation 70%		Lifestyle Allocation 50%
No Expiration	$(1,284,269)	**	$(2,202,665)	**	—
12/31/2012	(3,119,343)		(10,439,486)		—
12/31/2013	(1,280,698)		(3,049,716)		—
12/31/2016	—		(1,548,306)		$(5,301,111)
12/31/2017	(1,217,675)		(4,794,598)		(12,981,017)
12/31/2018	(378,901)		(2,103,896)		(2,322,572)
	$(7,280,886)		$(24,138,667)		$(20,604,700)

These amounts will be available to offset any future taxable capital gains.

**	Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Portfolio’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(a)	Other book/tax temporary differences are attributable primarily to the book/tax differences in the timing of the deductibility of various expenses.

(b)

Other book/tax temporary differences are attributable primarily to the deferral of post-October capital losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, and other affiliated portfolios (collectively, the “Portfolios”) and a number of its then affiliates, including Smith Barney Portfolio Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Portfolios (the “Managers”), substantially all of the mutual portfolios then managed by the Managers (the “Defendant Portfolios”), and Board members of the Defendant Portfolios (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers portfolios. In addition, according to the complaints, the Managers caused the Defendant Portfolios to pay excessive brokerage commissions to CGM for steering clients towards proprietary portfolios. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Portfolios by improperly charging Rule 12b-1 fees and by drawing on portfolio assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Portfolios failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Portfolios’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

32	Legg Mason Variable Lifestyle Series 2011 Annual Report

Notes to financial statements (cont’d)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Portfolios in which none of the plaintiffs had invested and dismissing those Portfolios from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine portfolios identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified portfolios, as well as CGM as a distributor for the identified portfolios (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the portfolios or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the Court on October 20, 2011, terminating the litigation.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

Legg Mason Variable Lifestyle Series 2011 Annual Report	33

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Variable Equity Trust:

We have audited the accompanying statement of assets and liabilities of Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70%, and Legg Mason Variable Lifestyle Allocation 50%, each a series of Legg Mason Partners Variable Equity Trust, including the schedules of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the period from February 1, 2009 to December 31, 2009, and each of the years in the three-year period ended January 31, 2009. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the investee funds’ transfer agent and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70%, and Legg Mason Variable Lifestyle Allocation 50%, as of December 31, 2011, and the results of its operations, the changes in its net assets, and the financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 15, 2012

34	Legg Mason Variable Lifestyle Series

Board approval of management and subadvisory agreements (unaudited)

Legg Mason Variable Lifestyle Allocation 85%

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement of Legg Mason Variable Lifestyle Allocation 85% (the “Fund”), pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage

Legg Mason Variable Lifestyle Series	35

policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all mixed-asset target allocation growth funds underlying variable insurance products (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2011. The Fund performed better than the median for the one- and three-year periods, but performed below the median for the five- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2011, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of actively managed affiliated funds of funds underlying variable insurance products consisting of six mixed-asset target allocation growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all actively managed affiliated mixed-asset target allocation growth funds of funds underlying variable insurance products (the “Expense Universe”). This information showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and higher than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2013.

36	Legg Mason Variable Lifestyle Series

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Variable Lifestyle Series	37

Legg Mason Variable Lifestyle Allocation 70%

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement of Legg Mason Variable Lifestyle Allocation 70% (the “Fund”), pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage

38	Legg Mason Variable Lifestyle Series

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all mixed-asset target allocation growth funds underlying variable insurance products (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2011. The Fund performed better than the median for the one-, three- and five-year periods, but performed below the median for the ten-year period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2011, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of actively managed affiliated funds of funds underlying variable insurance products consisting of six mixed-asset target allocation growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all actively managed affiliated mixed-asset target allocation growth funds of funds underlying variable insurance products (the “Expense Universe”). This information showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group and higher than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2013.

Legg Mason Variable Lifestyle Series	39

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

40	Legg Mason Variable Lifestyle Series

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

Legg Mason Variable Lifestyle Allocation 50%

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement of Legg Mason Variable Lifestyle Allocation 50% (the “Fund”), pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Legg Mason Global Asset Allocation, LLC (“LMGAA”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and LMGAA’s brokerage

Legg Mason Variable Lifestyle Series	41

policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all mixed-asset target allocation moderate funds underlying variable insurance products (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2011. The Fund performed better than the median for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2011, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of actively managed affiliated funds of funds underlying variable insurance products consisting of seven mixed-asset target allocation moderate funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all actively managed affiliated mixed-asset target allocation moderate funds of funds underlying variable insurance products (the “Expense Universe”). This information showed that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and lower than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Manager’s fee waiver and/or expense reimbursement arrangement would continue until December 31, 2013.

42	Legg Mason Variable Lifestyle Series

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Variable Lifestyle Series	43

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Variable Lifestyle Series (the ”Portfolios”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Portfolios is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Portfolios at 1-877-721-1926.

Independent Trustees†:

Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Avatar International Inc. (business development) (since 1998)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

44	Legg Mason Variable Lifestyle Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (since 1963)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

John J. Murphy

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (52 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010); formerly, Director, Atlantic Stewardship Bank (2004 to 2005); formerly, Director, Barclays International Funds Group Ltd. and affiliated companies (1983 to 2003)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	President, The Saint Louis Brewery, Inc. (brewery) (since 1989); Partner, Thompson Coburn LLP (law firm) (since 2009); formerly, Of Counsel, Husch Blackwell Sanders LLP (law firm) and its predecessor firms (1984 to 2009)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Legg Mason Variable Lifestyle Series	45

Independent Trustees cont’d

Jerry A. Viscione

Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:

R. Jay Gerken[3]

Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 161 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	161
Other board memberships held by Trustee during past five years	None
Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902

Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Assistant Vice President and Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

46	Legg Mason Variable Lifestyle Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d

Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Richard F. Sennett Legg Mason 55 Water Street, New York, NY 10041

Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Albert Laskaj Legg Mason 55 Water Street, New York, NY 10041

Year of birth	1977
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2010
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2007); formerly, Accounting Manager of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2005)

Legg Mason Variable Lifestyle Series	47

Additional Officers cont’d

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Portfolios within the meaning of Section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Portfolios, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

48	Legg Mason Variable Lifestyle Series

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2011:

	Lifestyle Allocation 85%
Record date:	6/7/2011	12/28/2011
Payable date:	6/8/2011	12/29/2011
Dividends qualifying for the dividends
received deduction for corporations	36.30%	33.02%
Foreign source income	—	27.46	%*
Foreign taxes paid per share	—	$0.005135

	Lifestyle Allocation 70%
Record date:	6/7/2011	12/28/2011
Payable date:	6/8/2011	12/29/2011
Dividends qualifying for the dividends
received deduction for corporations	23.45%	24.72%
Foreign source income	—	16.50	%*
Foreign taxes paid per share	—	$0.003089

	Lifestyle Allocation 50%
Record date:	6/7/2011	12/28/2011
Payable date:	6/8/2011	12/29/2011
Dividends qualifying for the dividends
received deduction for corporations	11.16%	14.12%
Foreign source income	—	8.73	%*
Foreign taxes paid per share	—	$0.002778

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

Please retain this information for your records.

Legg Mason

Variable Lifestyle Series

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken

Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Variable Lifestyle Series

Legg Mason Variable Lifestyle Allocation 85%

Legg Mason Variable Lifestyle Allocation 70%

Legg Mason Variable Lifestyle Allocation 50%

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Legg Mason Variable Lifestyle Series

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) on the Portfolios’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Variable Lifestyle Allocation 85%, Legg Mason Variable Lifestyle Allocation 70% and Legg Mason Variable Lifestyle Allocation 50%. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain other closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01436 2/12 SR12-1573

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the previous fiscal years ending December 31, 2010 and December 31, 2011 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $301,400 in December 31, 2010 and $330,000 in December 31, 2011.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2010 and $0 in December 31, 2011.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Variable Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $57,600 in December 31, 2010 and $61,000 in December 31, 2011. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Variable Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Variable Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2010 and December 31, 2011; Tax Fees were 100% and 100% for December 31, 2010 and December 31, 2011; and Other Fees were 100% and 100% for December 31, 2010 and December 31, 2011.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $0 in 2011.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date:	February 24, 2012

By:	/S/ RICHARD F. SENNETT
(Richard F. Sennett)
Principal Financial Officer of
Legg Mason Partners Variable Equity Trust

Date:	February 24, 2012